Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 66,736	$ 99,790
Accounts receivable, net of allowances of $1,653 and $751 as of December 31, 2021 and 2020, respectively	33,041	29,086
Income tax receivable	7,250	1,262
Prepaid expenses and other current assets	13,962	5,584
Total current assets	120,989	135,722
Property and equipment, net	38,748	19,590
Operating lease right-of-use assets	36,206	13,697
Deferred taxes	1,681	2,982
Goodwill	840,923	874,083
Intangible assets, net	8,066	27,374
Other assets, net	9,086	6,287
Total assets	1,055,699	1,079,735
Current liabilities:
Accounts payable	5,865	5,542
Due to affiliates	464	8,023
Accrued liabilities and other	30,944	21,976
Accrued related party interest payable	0	2,477
Accrued interest payable	4,830	2,860
Income taxes payable	4,600	4,447
Current portion of deferred revenue	10,675	9,502
Current debt obligation	3,500	0
Total current liabilities	60,878	54,827
Long-term liabilities:
Due to affiliates	0	372,650
Deferred revenue, net of current portion	223	168
Non-current deferred taxes	2,632	5,846
Non-current operating lease liabilities	37,822	14,641
Long-term debt, net of current portion	335,379	0
Other long-term liabilities	410	406
Total liabilities	437,344	448,538
Commitments and contingencies (Note 13)
Stockholders’ equity:
Common stock, $0.001 par value: 550,000,000 shares authorized and 179,049,429 and no shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	179	0
Preferred stock, $0.001 par value: 50,000,000 shares authorized and no shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	0	0
Parent company net investment	0	582,206
Additional paid-in capital	602,996	0
Accumulated other comprehensive income	15,053	48,991
Retained earnings	127	0
Total stockholders’ equity	618,355	631,197
Total liabilities and stockholders’ equity	$ 1,055,699	$ 1,079,735